SHARE CAPITAL - Disclosure of share based payments included in the consolidated statements of comprehensive loss (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 875,056	$ 880,615	$ 161,300
Consulting fees [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	3,858	8,045	0
Directors' compensation [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	99,438	136,612	0
Marketing, advertising and investor relations [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	0	3,696	0
Professional fees [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	0	23,126	0
Research and development [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 771,760	$ 709,136	$ 161,300